Taxes on Income (Details) - Schedule of taxes on income (tax benefits), domestic and foreign - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Domestic taxes:
Current taxes	$ 16	$ (208)	$ 333
Deferred taxes	1,344	(129)	(6,383)
Domestic taxes, total	1,360	(337)	(6,050)
Foreign taxes:
Current taxes	194	885	755
Deferred taxes	(2)	196	(97)
Foreign taxes, total	192	1,081	658
Taxes on income	$ 1,552	$ 744	$ (5,392)